Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and Other Receivables
Trade receivables	$ 574	$ 5,113
VAT receivable	922	1,139
Accrued income	10,426	16,818
Insurance claims	7,839	4,236
Other receivables	8,834	8,917
Total	28,595	36,223
Allowance for receivables	$ 0	$ 0